S000072616 [Member] Average Annual Total Returns	12 Months Ended	39 Months Ended
	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Percent	1.25%	(2.22%)
Bloomberg U.S. Mortgage-Backed Securities (MBS) Index
Prospectus [Line Items]
Average Annual Return, Percent	1.20%	(2.08%)
Class M
Prospectus [Line Items]
Average Annual Return, Percent	8.17%	(0.51%)
Performance Inception Date		Sep. 30, 2021
Class M | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	5.08%	(2.28%)
Performance Inception Date		Sep. 30, 2021
Class M | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	4.78%	(1.16%)
Performance Inception Date		Sep. 30, 2021
Class I
Prospectus [Line Items]
Average Annual Return, Percent	8.40%	(0.42%)
Performance Inception Date		Sep. 30, 2021